UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

       Report for the Calendar Year or Quarter Ended  December 31, 2012

If amended report check here:     [ ]            Amendment Number:  _

This Amendment(check only one):   [ ] is a restatement
                                  [ ] adds new holding Entries

Goldman Sachs Asset Management*
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Name of Institutional Investment Manager

*Goldman Sachs Asset Management (Goldman Sachs Asset Management, L.P., together with GS Investment Strategies, LLC, "Goldman Sachs Asset Management")

200 WEST STREET                            NEW YORK         NY        10282
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Business Address (Street)                   (City)        (State)      (Zip)


13F Filing Number:  28-10981


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Jeremy Kahn              Vice President, Beneficial Ownership  1(917)343-1315
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Name                                 Title                           Phone





                                            /s/      Jeremy Kahn
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                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                             JERSEY CITY, NJ    2/13/2013
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                                               Place and Date of Signing


Report Type:

[   ]     13F HOLDINGS REPORT

[ x ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager

    13F File No:    Name
    28-04981        Goldman Sachs Group, Inc. (The)